UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	7/31/2014

Item 1. Schedule of Investments

Prudential Global Total Return Fund, Inc.

Schedule of Investments

as of July 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 97.9%
FOREIGN BONDS — 61.4%
Australia — 0.2%
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A	6.000%	04/01/17		600	$610,500

Belgium — 1.5%
Kingdom of Belgium, Notes, 144A	8.875%	12/01/24		500	714,437
Kingdom of Belgium, Notes, MTN	5.000%	04/24/18	GBP	2,000	3,691,874

					4,406,311
Brazil — 2.6%
Brazil Notas do Tesouro Nacionalie B, Series NTNB, Notes	6.000%	08/15/50	BRL	424	453,233
Brazilian Government International Bond, Sr. Unsec’d. Notes	4.875%	01/22/21		500	538,500
Brazilian Government International Bond, Unsec’d. Notes	11.000%	06/26/17	EUR	2,371	4,046,893
Cia Energetica de Sao Paulo, Sr. Unsec’d. Notes, MTN, 144A	9.750%	01/15/15	BRL	2,850	1,904,103
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 144A (original cost $175,275; purchased 12/08/11)(a)(b)	7.250%	06/01/21		190	203,300
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250%	02/10/22		200	230,000
Schahin II Finance Co. SPV Ltd., Sr. Sec’d. Notes, 144A	5.875%	09/25/22		232	225,202

					7,601,231
Bulgaria — 0.2%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, RegS	4.250%	07/09/17	EUR	500	721,411

Canada — 0.3%
Agrium, Inc., Sr. Unsec’d. Notes	6.125%	01/15/41		25	29,796
Barrick North America Finance LLC, Gtd. Notes	5.750%	05/01/43		120	123,380
Canadian Government Bond, Bonds	4.000%	06/01/41	CAD	250	284,569
Canadian Government Bond, Unsec’d. Notes(c)	2.750%	06/01/22	CAD	200	193,925
Canadian Pacific Railway Co., Sr. Unsec’d. Notes	6.500%	05/15/18		77	89,220
TransAlta Corp., Sr. Unsec’d. Notes	6.650%	05/15/18		200	224,762

					945,652
China — 1.0%
China Government Bond, Sr. Unsec’d. Notes	1.800%	12/01/15	CNH	1,000	160,420
China Government Bond, Sr. Unsec’d. Notes	3.300%	10/27/14	CNH	2,970	481,756
China Government Bond, Sr. Unsec’d. Notes, RegS	1.850%	06/29/15	CNH	12,000	1,932,354
China Government International Bond, Sr. Unsec’d. Notes	4.250%	10/28/14	EUR	280	378,023

					2,952,553
Colombia — 0.8%
Colombia Government International Bond, Sr. Unsec’d. Notes	4.000%	02/26/24		1,000	1,022,500
Colombia Government International Bond, Sr. Unsec’d. Notes	11.750%	02/25/20		715	1,031,387
Pacific Rubiales Energy Corp., Gtd. Notes, 144A	5.375%	01/26/19		200	204,000

					2,257,887
Costa Rica — 0.2%
Costa Rica Government International Bond, Sr. Unsec’d. Notes, 144A	4.375%	04/30/25		500	461,250

Croatia — 0.5%
Croatia Government International Bond, Sr. Unsec’d. Notes	6.500%	01/05/15	EUR	1,050	1,438,576

Cyprus — 1.8%
Cyprus Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.750%		11/01/15	EUR	1,300	1,741,283
Cyprus Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	4.625%		02/03/20	EUR	2,700	3,524,317

						5,265,600

Czech Republic — 0.4%
Czech Republic International, Sr. Unsec’d. Notes, MTN, RegS	3.625%		04/14/21	EUR	284	437,390
Czech Republic International, Sr. Unsec’d. Notes, RegS	2.875%		11/23/16	CHF	600	700,390

						1,137,780

Finland — 0.4%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950%		02/15/26		340	442,708
Finland Government International Bond, Sr. Unsec’d. Notes, MTN	2.250%		01/18/17	SEK	5,000	744,136

						1,186,844

France — 1.4%
French Treasury Notes BTAN, Bonds(c)(d)	2.500%		07/25/16	EUR	2,900	4,068,194

Germany — 0.7%
RWE AG, Jr. Sub. Notes, RegS	4.625	%(e)	09/28/49	EUR	200	274,621
Techem Energy Metering Service GmbH & Co. KG, Gtd. Notes, MTN, 144A	7.875%		10/01/20	EUR	275	409,665
Techem GmbH, Sr. Sec’d. Notes, MTN, 144A	6.125%		10/01/19	EUR	500	714,716
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, 144A	5.500%		09/15/22	EUR	450	645,956

						2,044,958

Greece — 2.5%
Hellenic Republic Government Bond, Bonds, Series PSI, RegS	2.000	%(f)	02/24/23	EUR	850	940,327
Hellenic Republic Government Bond, Sr. Unsec’d. Notes, RegS	3.375%		07/17/17	EUR	200	266,676
Hellenic Republic Government Bond, Sr. Unsec’d. Notes, RegS	4.750%		04/17/19	EUR	500	683,969
Hellenic Republic Government Bond, Sr. Unsec’d. Notes, Series 9RG	5.800%		07/14/15	JPY	150,000	1,481,058
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes(a)	5.250%		02/01/16	JPY	6,500	62,872
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes, MTN	3.800%		08/08/17	JPY	50,000	461,657
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes, Series 12RG	5.250%		02/01/16	JPY	340,000	3,305,303

						7,201,862

Hungary — 2.5%
Hungary Government International Bond, Sr. Unsec’d. Notes	4.000%		03/25/19		332	341,286
Hungary Government International Bond, Sr. Unsec’d. Notes, MTN	4.000%		05/20/16	CHF	600	688,968
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	4.375%		07/04/17	EUR	1,000	1,442,823
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	5.750%		06/11/18	EUR	500	760,713
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	6.000%		01/11/19	EUR	2,500	3,874,866

						7,108,656

Iceland — 0.4%
Iceland Government International Bond, Unsec’d. Notes, RegS	4.875%		06/16/16		1,000	1,045,336

India — 0.5%
Bharti Airtel International Netherlands BV, Gtd. Notes, 144A	5.125%		03/11/23		200	206,770
State Bank of India, Sr. Unsec’d. Notes, MTN, RegS	4.500%		11/30/15	EUR	700	972,061
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	6.000%		01/31/19		350	359,625

						1,538,456

Indonesia — 1.7%
Berau Capital Resources, Sr. Sec’d. Notes, RegS	12.500%		07/08/15		400	413,500
Indonesia Government International Bond, Sr. Unsec’d. Notes, 144A	2.875%		07/08/21	EUR	900	1,211,168
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A	4.300%		05/20/23		500	480,000
Perusahaan Penerbit SBSN Indonesia, Sr. Unsec’d. Notes, RegS	4.000%		11/21/18		2,200	2,274,250
Perusahaan Penerbit SBSN Indonesia, Unsec’d. Notes, 144A	6.125%		03/15/19		375	417,187
PT Adaro Indonesia, Gtd. Notes, RegS	7.625%		10/22/19		130	135,200

						4,931,305

Ireland — 1.9%
CRH America, Inc., Gtd. Notes	8.125%		07/15/18		110	133,997
Ireland Government Bond, Bonds	4.400%		06/18/19	EUR	2,230	3,491,318
Ireland Government Bond, Unsec’d. Notes, RegS	3.400%		03/18/24	EUR	1,200	1,767,702

						5,393,017

Israel — 0.5%
Israel Government International Bond, Sr. Unsec’d. Notes, MTN	3.750%		10/12/15	EUR	1,000	1,386,315

Italy — 6.8%
Italy Buoni Poliennali del Tesoro, Bonds	3.750%		09/01/24	EUR	400	585,463
Italy Buoni Poliennali del Tesoro, Bonds	4.750%		05/01/17	EUR	5,520	8,190,636
Italy Buoni Poliennali del Tesoro, Bonds	5.500%		11/01/22	EUR	700	1,158,571
Italy Buoni Poliennali del Tesoro, Bonds	6.500%		11/01/27	EUR	2,295	4,207,324
Italy Government International Bond, Sr. Unsec’d. Notes, MTN	5.200%		07/31/34	EUR	200	314,295
Italy Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	2.500%		03/02/15	CHF	100	111,373
Italy Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	5.750%		07/25/16	EUR	201	295,245
Italy Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	6.000%		08/04/28	GBP	200	387,739
Italy Government International Bond, Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	125,000	1,279,742
Italy Government International Bond, Sr. Unsec’d. Notes, RegS	3.700%		11/14/16	JPY	93,000	953,980
Italy Government International Bond, Sr. Unsec’d. Notes, RegS	4.500%		06/08/15	JPY	144,000	1,441,337
Italy Government International Bond, Sr. Unsec’d. Notes, RegS	5.500%		12/15/14	JPY	62,000	612,668

						19,538,373

Japan — 0.3%
MUFG Capital Finance 1 Ltd., Bank Gtd. Notes	6.346	%(e)	07/29/49		120	128,400
Nomura Holdings, Inc., Sr. Unsec’d. Notes, MTN	2.000%		09/13/16		800	811,620

						940,020

Latvia — 0.8%
Republic of Latvia, Sr. Unsec’d. Notes, 144A	5.250%		06/16/21		500	555,000
Republic of Latvia, Sr. Unsec’d. Notes, RegS	5.250%		02/22/17		1,000	1,089,380
Republic of Latvia, Unsec’d. Notes, 144A	2.625%		01/21/21	EUR	500	701,326

						2,345,706

Lithuania — 0.7%
Lithuania Government International Bond, Sr. Unsec’d. Notes	3.750%		02/10/16	EUR	1,000	1,403,187
Lithuania Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.375%		01/22/24	EUR	500	734,630

						2,137,817

Macedonia — 0.2%
Former Yugoslav Republic of Macedonia, Unsec’d. Notes, 144A	3.975%		07/24/21	EUR	500	667,013

Malaysia — 0.3%
1Malaysia Sukuk Global Bhd, Sr. Unsec’d. Notes, RegS	3.928%		06/04/15		825	845,212

Mexico — 3.7%
Mexico Government International Bond, Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	2,075	2,846,596
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	4.250%		07/14/17	EUR	2,984	4,396,885
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	5.625%		01/15/17		526	578,337
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	6.750%		02/06/24	GBP	840	1,723,084
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	11.000%		05/08/17	ITL	250,000	220,435
Petroleos Mexicanos, Gtd. Notes, MTN	8.250%		06/02/22	GBP	206	442,421
United Mexican States, Sr. Unsec’d. Notes, MTN	5.625%		03/19/2114	GBP	200	332,596

						10,540,354

Netherlands — 0.2%
UPCB Finance III Ltd., Sr. Sec’d. Notes, 144A	6.625%		07/01/20		475	501,125

Panama — 1.2%
Panama Government International Bond, Sr. Unsec’d. Notes	5.200%		01/30/20		800	885,200
Panama Government International Bond, Sr. Unsec’d. Notes	6.700%		01/26/36		1,700	2,091,000
Panama Government International Bond, Sr. Unsec’d. Notes	10.750%		05/15/20		275	376,062

						3,352,262

Peru — 1.2%
Peru Enhanced Pass-through Finance Ltd., Pass-Through Certificates, RegS	3.690	%(h)	06/02/25		1,000	711,490
Peruvian Government International Bond, Sr. Unsec’d. Notes	7.350%		07/21/25		500	660,000
Peruvian Government International Bond, Sr. Unsec’d. Notes, RegS	9.910%		05/05/15	PEN	5,800	2,169,502

						3,540,992

Philippines — 2.1%
Philippine Government International Bond, Sr. Unsec’d. Notes	3.900%		11/26/22	PHP	60,000	1,387,535
Philippine Government International Bond, Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	2,881	4,162,173
Philippine Government International Bond, Sr. Unsec’d. Notes	6.250%		01/14/36	PHP	25,000	625,287

						6,174,995

Poland — 2.1%
Poland Government International Bond, Sr. Unsec’d. Notes, MTN	3.625%	02/01/16	EUR	500	703,394
Poland Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	2.625%	05/12/15	CHF	3,000	3,349,106
Poland Government International Bond, Sr. Unsec’d. Notes, RegS	2.340%	11/13/14	JPY	200,000	1,955,962

					6,008,462

Portugal — 2.6%
Portugal Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.500%	03/25/15		300	303,750
Portugal Government International Bond, Unsec’d. Notes, 144A	5.125%	10/15/24		2,000	2,006,860
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, RegS	3.850%	04/15/21	EUR	300	423,599
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, RegS	4.750%	06/14/19	EUR	2,410	3,606,610
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, RegS	6.400%	02/15/16	EUR	750	1,090,051

					7,430,870

Romania — 1.3%
Romania Government Bond, Bonds	5.850%	04/26/23	RON	880	301,084
Romanian Government International Bond, Sr. Unsec’d. Notes, RegS	5.000%	03/18/15	EUR	1,307	1,797,177
Romanian Government International Bond, Sr. Unsec’d. Notes, RegS	6.500%	06/18/18	EUR	1,000	1,578,455

					3,676,716

Russia — 2.4%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A	6.510%	03/07/22		500	517,750
Lukoil International Finance BV, Gtd. Notes, 144A	7.250%	11/05/19		130	141,537
Rosneft Finance SA, Gtd. Notes, 144A	6.625%	03/20/17		175	182,000
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	7.500%	03/31/30		4,453	5,040,230
Sibur Securities Ltd., Gtd. Notes, 144A	3.914%	01/31/18		300	273,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A	7.748%	02/02/21		295	302,744
VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes, 144A	6.875%	05/29/18		315	308,306

					6,765,567

Serbia — 0.3%
Republic of Serbia, Bonds, 144A	4.875%	02/25/20		750	766,875

Slovak Republic — 0.7%
Slovakia Government International Bond, Sr. Unsec’d. Notes, RegS	4.375%	05/21/22		2,000	2,138,480

Slovenia — 2.0%
Slovenia Government Bond, Sr. Unsec’d. Notes, RegS	4.375%	02/06/19	EUR	300	444,581
Slovenia Government International Bond, Bonds, 144A	4.125%	02/18/19		300	312,156
Slovenia Government International Bond, Bonds, 144A	5.850%	05/10/23		1,500	1,672,500

Slovenia Government International Bond, Sr. Unsec’d. Notes, 144A	4.750%	05/10/18		1,500	1,605,000
Slovenia Government International Bond, Sr. Unsec’d. Notes, RegS	4.750%	05/10/18		1,500	1,605,000

					5,639,237

South Africa — 1.5%
South Africa Government International Bond, Sr. Unsec’d. Notes	3.750%	07/24/26	EUR	1,000	1,362,748
South Africa Government International Bond, Unsec’d. Notes, MTN	4.500%	04/05/16	EUR	2,047	2,895,896

					4,258,644

South Korea — 0.5%
Republic of Korea, Sr. Unsec’d. Notes	3.625%	11/02/15	EUR	880	1,221,300
Republic of Korea, Sr. Unsec’d. Notes, RegS	2.125%	06/10/24	EUR	100	136,369

					1,357,669

Spain — 5.6%
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	4.110%	06/23/16	EUR	100	142,059
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	5.500%	02/14/17	EUR	176	261,821
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	5.944%	10/30/16	EUR	550	827,430
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	6.213%	06/21/16	EUR	68	100,152
Spain Government Bond, Bonds	2.750%	04/30/19	EUR	700	1,006,751
Spain Government Bond, Sr. Unsec’d. Notes	4.800%	01/31/24	EUR	1,500	2,400,723
Spain Government Bond, Sr. Unsec’d. Notes	5.850%	01/31/22	EUR	3,705	6,289,322
Spain Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	4.000%	03/06/18		3,660	3,890,324
Spain Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	4.000%	03/06/18		1,000	1,062,930

					15,981,512

Sweden — 0.1%
Sweden Government International Bond, Sr. Unsec’d. Notes, MTN	5.750%	03/03/15	AUD	355	335,282

Turkey — 0.8%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		200	210,620
Turkey Government International Bond, Sr. Unsec’d. Notes	5.500%	02/16/17	EUR	1,148	1,676,406
Turkey Government International Bond, Sr. Unsec’d. Notes	5.875%	04/02/19	EUR	247	380,720

					2,267,746

United Kingdom — 1.9%
HSBC Holdings PLC, Sr. Unsec’d. Notes	4.875%	01/14/22		150	167,401
HSBC Holdings PLC, Sr. Unsec’d. Notes	5.100%	04/05/21		85	96,225
HSBC Holdings PLC, Sub. Notes	6.500%	09/15/37		125	155,238
Lloyds Bank PLC, Bank Gtd. Notes	6.375%	01/21/21		500	600,194
Lloyds Bank PLC, Bank Gtd. Notes, MTN, 144A	5.800%	01/13/20		245	282,957
Royal Bank of Scotland Group PLC, Bank Gtd. Notes	6.125%	01/11/21		325	381,188
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, MTN	6.400%	10/21/19		150	175,954
Stretford 79 PLC, Sr. Sec’d. Notes, 144A	6.750%	07/15/24	GBP	800	1,320,255
United Kingdom Gilt, Bonds	2.750%	09/07/24	GBP	300	506,416
United Kingdom Gilt, Bonds, RegS	2.250%	09/07/23	GBP	590	966,347
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	500	869,266

					5,521,441

Uruguay — 0.1%
Uruguay Government International Bond, Sr. Unsec’d. Notes	6.875%		01/19/16	EUR	103	147,852
Uruguay Government International Bond, Sr. Unsec’d. Notes	7.000%		06/28/19	EUR	119	191,603

						339,455

TOTAL FOREIGN BONDS (cost $167,649,695)						176,775,519

ASSET-BACKED SECURITIES — 16.7%
Collateralized Debt Obligations — 1.1%
GEM Ligos III Ltd., Series 2006-3A, Class A1, 144A	0.660	%(e)	03/23/21		1,013	1,011,636
GEM Ligos III Ltd., Series 2006-3A, Class A2, 144A	0.880	%(e)	03/23/21		1,000	956,093
GEMC Ltd., Series 2005-8A, Class A2, 144A	0.823	%(e)	06/23/17		207	206,754
GEMC Ltd., Series 2005-8A, Class A3, 144A	1.123	%(e)	06/23/17		1,000	992,419

						3,166,902

Collateralized Loan Obligations — 6.5%
AIMCO CLO, Series 2014-AA, Class B1, 144A	2.223	%(e)	07/20/26		3,000	2,936,569
Alm Loan Funding, Series 2014-11A, Class A2A, 144A	0.100	%(e)	10/17/26		2,000	1,961,400
ALM XIV Ltd., Series 2014-14A, Class A2, 144A	2.334	%(e)	07/28/26		1,000	998,986
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class A2A, 144A	2.516	%(e)	04/28/26		250	248,368
Battalion CLO Ltd., Series 2014-5A, Class A2A, 144A	2.370	%(e)	04/17/26		500	501,033
Catamaran CLO Ltd., Series 2014-1A, Class A2, 144A	2.005	%(e)	04/20/26		5,000	4,847,071
Four Corners CLO III Ltd., Series 2006-3A, Class A, 144A	0.482	%(e)	07/22/20		299	297,367
KVK CLO Ltd., Series 2014-1A, Class A1, 144A	1.819	%(e)	05/15/26		250	249,748
KVK CLO Ltd., Series 2014-1A, Class B, 144A	2.479	%(e)	05/15/26		250	247,464
KVK CLO Ltd., Series 2014-2A, Class B, 144A	2.403	%(e)	07/15/26		1,000	985,275
LightPoint Pan-European CLO PLC, Series 2006-1A, Class A, 144A	0.459	%(e)	01/31/22	EUR	68	89,672
North Westerly CLO BV, Series II-A, Class A, 144A	0.785	%(e)	09/14/19	EUR	65	86,582
Palmer Square CLO Ltd., Series 2014-1A, Class A2, 144A	2.111	%(e)	10/17/22		1,350	1,321,411
Regatta IV Funding Ltd., Series 2014-1A, Class B, 144A	2.275	%(e)	07/25/26		1,000	979,026
Rosedale CLO Ltd., Series I-A, Class B, 144A	0.703	%(e)	07/24/21		500	491,827
Shackleton CLO Ltd., Series 2013-3A, Class B2, 144A	3.440%		04/15/25		250	242,253
Shackleton CLO Ltd., Series 2014-6A, Class B1, 144A	2.392	%(e)	07/17/26		2,000	1,970,570
Slater Mill Loan Fund LP, Series 2012-1A, Class B, 144A	2.876	%(e)	08/17/22		250	251,023

						18,705,645

Residential Mortgage-Backed Securities — 9.1%
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.055	%(e)	09/25/33		266	249,205
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4	1.115	%(e)	04/25/35		1,000	911,344
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A5	1.055	%(e)	06/25/34		449	444,762
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2002-3, Class M3	3.005	%(e)	08/25/32		627	588,483
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.115	%(e)	09/25/34		400	396,113
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	0.980	%(e)	05/25/34		202	196,422
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A2C	0.515	%(e)	10/25/35		1,452	1,332,410

Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.202	%(e)	01/15/34		1,190	1,146,761
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.055	%(e)	03/25/34		324	305,457
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	1.880	%(e)	04/25/34		247	222,750
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2	0.555	%(e)	05/25/34		401	390,981
Citicorp Residential Mortgage Trust, Series 2006-2, Class A4	5.775	%(e)	09/25/36		523	549,487
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class A2	0.875	%(e)	10/25/34		37	36,706
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1	1.655	%(e)	03/25/33		190	186,416
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	0.980	%(e)	08/25/34		982	903,027
Fremont Home Loan Trust, Series 2004-1,Class M1	0.830	%(e)	02/25/34		421	383,316
Fremont Home Loan Trust, Series 2004-B,Class M1	1.025	%(e)	05/25/34		910	841,293
Granite Master Issuer PLC, Series 2005-4, Class B4, RegS	0.451	%(e)	12/20/54	EUR	250	329,138
Granite Master Issuer PLC, Series 2007-1, Class 5A1, RegS	0.719	%(e)	12/20/54	GBP	1,319	2,213,855
Granite Master Issuer PLC, Series 2007-1, Class 6A1, RegS	0.689	%(e)	12/20/54	GBP	253	424,889
Granite Master Issuer PLC, Series 2007-2, Class 3B2, RegS	0.412	%(e)	12/17/54	EUR	1,000	1,314,810
Granite Mortgages PLC, Series 2003-3, Class 2M, RegS	1.601	%(e)	01/20/44	EUR	484	655,577
Granite Mortgages PLC, Series 2004-1, Class 2M, RegS	1.356	%(e)	03/20/44	EUR	1,000	1,345,742
Granite Mortgages PLC, Series 2004-3, Class 3B, RegS	1.254	%(e)	09/20/44	GBP	1,000	1,677,669
GSAMP Trust, Series 2004-FM1, Class M1	1.130	%(e)	11/25/33		189	183,380
GSAMP Trust, Series 2005-HE5, Class M1	0.575	%(e)	11/25/35		1,000	946,713
Home Equity Asset Trust, Series 2004-3, Class M1	1.010	%(e)	08/25/34		616	581,303
Home Equity Asset Trust, Series 2005-9, Class 2A4	0.495	%(e)	04/25/36		914	897,267
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class A4	0.456	%(e)	07/20/36		400	391,919
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.010	%(e)	07/25/34		505	486,086
Mastr Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	0.855	%(e)	09/25/34		375	348,879
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.355	%(e)	08/25/35		221	210,232
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.205	%(e)	09/25/33		286	270,684
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.205	%(e)	12/27/33		338	326,516
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.025	%(e)	11/25/34		437	391,719
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.085	%(e)	06/25/34		560	524,186
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.070	%(e)	07/25/34		215	205,978
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3	1.135	%(e)	02/25/33		383	365,262
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.280	%(e)	10/25/33		358	347,315
New Century Home Equity Loan Trust, Series 2005-C, Class A2C	0.405	%(e)	12/25/35		677	662,207
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2	0.815	%(e)	11/25/33		315	294,523
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.851%		09/25/34		152	145,435
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	0.860	%(e)	03/25/34		106	98,062
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.155	%(e)	09/25/34		376	371,347
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3	0.585	%(e)	05/25/35		530	500,123
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	5.500%		05/25/37		428	449,433

						26,045,182

TOTAL ASSET-BACKED SECURITIES (cost $45,645,155)						47,917,729

BANK LOANS(e) — 1.1%
Consumer — 0.1%
OGF SA (France), Private Placement (original cost $247,500; purchased 09/04/13)(a)(b)	4.091%		10/30/20	EUR	250	335,898

Financials — 0.2%
Scandlines GmbH (Germany)	4.596%		12/03/20	EUR	375	505,909

Gaming — 0.1%
CCM Merger, Inc. (original cost $124,063; purchased 07/30/14)(a)(b)	4.500%		08/31/21		125	124,062
CCM Merger, Inc. (original cost $123,453; purchased 03/01/11)(a)(b)	5.000%		03/01/17		123	122,533

						246,595

Healthcare & Pharmaceutical — 0.2%
Alere, Inc.	3.155%		06/30/16		96	96,069
Grifols SA	3.234%		02/26/21		175	173,662
RPI Finance Trust	3.250%		11/09/18		147	146,688

						416,419

Retailers — 0.2%
Alliance Boots Holdings Ltd. (United Kingdom)	3.980%		07/09/17	GBP	400	675,322

Technology — 0.3%
Avago Technologies Finance Pte Ltd. (Singapore)	3.750%		05/06/21		300	299,295
First Data Corp.	3.734%		09/24/18		300	298,687
TransUnion LLC/TransUnion Financing Corp.	4.000%		04/09/21		249	248,596

						846,578

TOTAL BANK LOANS (cost $2,956,134)						3,026,721

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.6%
Citigroup Commercial Mortgage Trust, Series 2014-GC21,Class XB, IO	0.330	%(e)	05/10/47		27,500	987,580
COMM Mortgage Trust, Series 2014-UBS4, Class XB, 144A, IO	0.284	%(e)	08/10/47		50,000	947,266
Credit Suisse Mortgage Trust, Series 2014-ICE, Class X1CP, 144A, IO	1.686	%(e)	04/15/27		32,000	921,250
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.031	%(e)	01/25/20		20,787	968,041
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.191	%(e)	04/25/20		32,438	1,641,087
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.659	%(e)	06/25/20		14,301	1,055,221
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.902	%(e)	10/25/22		20,588	1,214,081
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.337	%(e)	04/10/47		30,000	980,655
GS Mortgage Securities Trust, Series 2014-GC22, Class XB, IO	0.255	%(e)	06/10/47		35,000	991,900
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AJ	4.842	%(e)	07/15/42		1,000	1,029,737
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2,Class XA, 144A, IO	1.775	%(e)	05/10/63		6,359	537,167
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32,Class A1A	5.745	%(e)	06/15/49		1,808	1,978,235

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,585,034)						13,252,220

CORPORATE BONDS — 12.4%
Aerospace & Defense — 0.2%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250%		04/01/22		350	379,313
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19		200	240,424

						619,737

Airlines — 0.2%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21		83	89,720
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%		08/10/22		195	230,432

Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	18	19,668
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	191	210,398
UAL Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636%		07/02/22	98	108,512

					658,730

Banking — 3.9%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	305	320,409
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.875%		02/07/42	410	485,215
Bank of America Corp., Series K, Jr. Sub. Notes	8.000	%(e)	12/29/49	235	258,526
Bank of America Corp., Series M, Jr. Sub. Notes	8.125	%(e)	12/29/49	700	774,855
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	7.250%		02/01/18	200	235,758
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	425	457,645
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	110	164,305
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	605	765,394
Citigroup, Inc., Sub. Notes	5.500%		02/15/17	300	328,603
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700	%(e)	12/31/49	1,645	1,675,432
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	225	224,211
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	1,200	1,338,755
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	185	220,327
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(e)	04/29/49	450	495,562
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	30	32,181
JPMorgan Chase & Co., Sr. Unsec’d. Notes(c)	4.350%		08/15/21	830	893,103
JPMorgan Chase & Co., Sr. Unsec’d. Notes(c)	5.600%		07/15/41	500	581,724
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%		01/15/18	150	170,105
Morgan Stanley, Jr. Sub. Notes	5.450	%(e)	12/31/49	1,415	1,416,769
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	325	409,111

					11,247,990

Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.875%		04/15/21	500	591,100
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)	6.875%		05/02/18	100	20,500

					611,600

Building Materials & Construction — 0.3%
Owens Corning, Gtd. Notes	4.200%		12/15/22	270	275,566
Toll Brothers Finance Corp., Gtd. Notes	5.150%		05/15/15	420	430,500

					706,066

Cable — 0.3%
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%		11/15/21	325	348,562
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%		02/15/19	185	217,375
Time Warner Cable, Inc., Gtd. Notes	8.750%		02/14/19	300	381,568

					947,505

Capital Goods — 0.6%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	400	416,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $221,242; purchased 10/26/11)(a)(b)	7.000%		10/15/37	190	249,678
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22	750	826,875
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	225	243,890

					1,736,443

Chemicals — 0.3%
Ashland, Inc., Gtd. Notes	4.750%		08/15/22	300	290,250
Ashland, Inc., Sr. Unsec’d. Notes	3.875%		04/15/18	175	175,438
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	152	246,947

					712,635

Consumer — 0.1%
QVC, Inc., Sr. Sec’d. Notes, 144A	7.500%		10/01/19	350	366,069

Electric — 0.7%
AES Corp. (The), Sr. Unsec’d. Notes	9.750%		04/15/16	250	278,750
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20	1,500	1,612,500
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%		05/15/18	50	59,989

					1,951,239

Energy - Other — 0.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	35	43,913
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	170	183,597

					227,510

Foods — 0.2%
Aramark Services, Inc., Gtd. Notes	5.750%		03/15/20	475	489,250

Gaming — 0.1%
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%		04/15/21	205	216,788

Healthcare & Pharmaceutical — 0.7%
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	280	299,861
Amgen, Inc., Sr. Unsec’d. Notes	5.375%		05/15/43	45	49,857
HCA, Inc., Sr. Sec’d. Notes	6.500%		02/15/20	1,500	1,629,375

					1,979,093

Insurance — 0.4%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	30	33,485
Chubb Corp. (The), Jr. Sub. Notes	6.375	%(e)	03/29/67	140	154,350
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	175	197,476
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	90	110,524
Lincoln National Corp., Jr. Sub. Notes	6.050	%(e)	04/20/67	30	30,300
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	80	100,157
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	50	62,242
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(e)	06/15/37	100	110,000
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	210	278,299
Willis Group Holdings PLC, Gtd. Notes	4.125%		03/15/16	100	104,475

					1,181,308

Media & Entertainment — 1.1%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	415	491,561
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	60	76,459
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21	1,000	1,095,000
Historic TW, Inc., Gtd. Notes	6.625%		05/15/29	225	281,026
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%		02/01/30	500	552,500
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%		08/15/16	450	510,750
Viacom, Inc., Sr. Unsec’d. Notes (original cost $230,742; purchased 12/13/12)(a)(b)	4.500%		02/27/42	233	220,598

					3,227,894

Metals — 0.1%
Peabody Energy Corp., Gtd. Notes	6.000%		11/15/18	400	399,000

Non-Captive Finance — 0.4%
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.500%		09/01/14	200	200,500

International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16		75	78,469
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%	05/15/19		125	135,625
Navient LLC, Sr. Unsec’d. Notes, MTN	5.050%	11/14/14		510	515,100
Navient LLC, Sr. Unsec’d. Notes, MTN	6.000%	01/25/17		75	80,062
Navient LLC, Sr. Unsec’d. Notes, MTN	8.450%	06/15/18		225	259,875

					1,269,631

Packaging — 0.1%
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		140	158,200

Paper — 0.3%
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41		130	151,361
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39		75	99,960
MeadWestvaco Corp., Sr. Unsec’d. Notes	7.375%	09/01/19		450	543,709
Rock-Tenn Co., Gtd. Notes	4.450%	03/01/19		175	189,446

					984,476

Pipelines & Other — 0.3%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	7.300%	08/15/33		170	214,428
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%	02/01/21		600	634,500

					848,928

Railroads — 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	03/15/2105		300	360,570

Real Estate Investment Trusts — 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes, MTN	5.750%	10/01/20	EUR	200	286,583

Technology — 1.1%
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21		200	198,000
First Data Corp., Gtd. Notes	12.625%	01/15/21		1,250	1,489,062
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22		655	663,188
Seagate HDD Cayman, Gtd. Notes	6.875%	05/01/20		273	290,745
Seagate HDD Cayman, Gtd. Notes, 144A	3.750%	11/15/18		305	308,813
SunGard Data Systems, Inc., Gtd. Notes	7.625%	11/15/20		150	158,625

					3,108,433

Telecommunications — 0.4%
MetroPCS Wireless, Inc., Gtd. Notes	7.875%	09/01/18		250	260,712
Qwest Corp., Sr. Unsec’d. Notes	6.500%	06/01/17		465	523,725
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000%	08/15/20		400	424,000

					1,208,437

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38		81	133,329
Lorillard Tobacco Co., Gtd. Notes	8.125%	06/23/19		80	99,701

					233,030

TOTAL CORPORATE BONDS (cost $33,889,139)					35,737,145

MUNICIPAL BONDS — 1.7%
California — 0.1%
University of California, Revenue Bonds, BABs	5.770%	05/15/43		150	184,200

Connecticut — 0.1%
State of Connecticut Special Tax Revenue, Revenue Bonds, BABs	5.459%	11/01/30		275	304,054

District of Columbia — 0.1%
District of Columbia, Income Tax Revenue Bonds, BABs	5.582%	12/01/35	175	209,962

Illinois
Chicago Illinois Board of Education, Taxable Series E, BABs	6.138%	12/01/39	100	99,032

New York — 0.1%
City of New York, NY, GO, BABs	5.968%	03/01/36	250	305,635

Puerto Rico — 1.1%
Commonwealth of Puerto Rico, GO	1.984%(e)	07/01/20	300	278,853
Commonwealth of Puerto Rico, GO	4.000%	07/01/15	380	385,457
Commonwealth of Puerto Rico, GO	4.000%	07/01/16	240	245,153
Commonwealth of Puerto Rico, GO	5.000%	07/01/15	70	71,460
Commonwealth of Puerto Rico, GO	5.250%	07/01/17	125	128,675
Commonwealth of Puerto Rico, GO	5.500%	07/01/16	345	355,146
Puerto Rico Electric Power Authority, Series JJ, Revenue Bonds	5.250%	07/01/15	10	10,156
Puerto Rico Highways & Transportation Authority, Revenue Bonds, CABs	7.420%(g)	07/01/27	200	78,042
Puerto Rico Highways & Transportation Authority, Series E, Revenue Bonds	5.500%	07/01/17	250	252,262
Puerto Rico Municipal Finance Agency, Series B, Revenue Bonds	5.250%	07/01/16	130	129,879
Puerto Rico Municipal Finance Agency, Series C, Revenue Bonds	5.000%	08/01/15	215	214,903
Puerto Rico Municipal Finance Agency, Series C, Revenue Bonds	5.000%	08/01/16	175	174,843
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, CABs	5.300%(g)	08/01/41	1,265	308,141
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, CABs	6.700%(g)	08/01/45	3,300	427,812
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, CABs	6.720%(g)	08/01/43	1,250	183,850

				3,244,632

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	125	157,781

Texas — 0.1%
University of Texas, Perm. University, BABs	5.262%	07/01/39	250	298,137

TOTAL MUNICIPAL BONDS (cost $4,519,577)				4,803,433

			Shares

PREFERRED STOCK
Banking
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred) (cost $100,000)(e)			4,000	108,360

TOTAL LONG-TERM INVESTMENTS (cost $268,344,734)				281,621,127

SHORT-TERM INVESTMENTS — 1.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 1.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,140,017)(j)		3,140,017		3,140,017

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14	Bank of America	16,960		114,797
United States Dollar/Euro @ FX Rate 1.355, expiring 08/27/14	Barclays Capital Group	2,200		3,147
United States Dollar/Euro @ FX Rate 1.365, expiring 10/29/14	Barclays Capital Group	2,200		10,816
United States Dollar/Japanese Yen @ FX Rate 125, expiring 06/29/15	Citigroup Global Markets	8,000		8,165

				136,925

Put Options — 0.1%
10 Year U.S. Treasury Notes Futures, expiring 12/12/14		—	(k)	1,500
10 Year U.S. Treasury Notes Futures, expiring 12/12/14		—	(k)	10,500
United States Dollar/Chinese Renminbi @ FX Rate 6.085, expiring 01/13/15	Citigroup Global Markets	5,000		2,720
United States Dollar/Chinese Renminbi @ FX Rate 6.090, expiring 02/06/15	Citigroup Global Markets	10,000		6,709
United States Dollar/Chinese Renminbi @ FX Rate 6.160, expiring 02/18/15	Goldman Sachs & Co.	5,000		10,541
United States Dollar/Chinese Renminbi @ FX Rate 6.23, expiring 06/23/15	Citigroup Global Markets	4,500		26,635
United States Dollar/Euro @ FX Rate 1.05, expiring 07/30/15	Citigroup Global Markets	4,400		3,596
United States Dollar/Japanese Yen @ FX Rate 100.5, expiring 06/29/15	Citigroup Global Markets	8,000		172,833

				235,034

TOTAL OPTIONS PURCHASED (cost $732,661)				371,959

TOTAL SHORT-TERM INVESTMENTS (cost $3,872,678)				3,511,976

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.1% (cost $272,217,412)(l)				285,133,103

OPTIONS WRITTEN* — (0.1)%
Call Options — (0.1)%
United States Dollar/Czech Koruna @ FX Rate 23.00, expiring 06/23/15	Deutsche Bank AG	5,000		(38,247)
United States Dollar/Japanese Yen @ FX Rate 106, expiring 06/29/15	Citigroup Global Markets	8,000		(131,325)

				(169,572)

Put Options
10 Year U.S. Treasury Notes Futures, expiring 12/12/14		—	(k)	(3,375)
10 Year U.S. Treasury Notes Futures, expiring 12/12/14		—	(k)	(5,125)
United States Dollar/Euro @ FX Rate 1.25, expiring 07/29/15	Barclays Capital Group	2,200		(22,977)

United States Dollar/Euro @ FX Rate 1.29, expiring 01/28/15	Barclays Capital Group	2,200		(16,539)

United States Dollar/Japanese Yen @ FX Rate 96, expiring 06/29/15	Citigroup Global Markets	8,000	(80,209)

			(128,225)

TOTAL OPTIONS WRITTEN (premiums received $291,468)			(297,797)

TOTAL INVESTMENTS, NET OF OPTIONS — 99.0% (cost $271,925,944)			284,835,306
Other assets in excess of liabilities(m) — 1.0%			2,934,272

NET ASSETS — 100.0%			$287,769,578

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
bps	Basis Points
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Cetip Interbank Deposit
CABs	Capital Appreciation Bonds
CIBOR	Copenhagen Interbank Offered Rate
CLICP	Chilean Indice Camara Promedio
CLO	Collateralized Loan Obligation
CMM	Constant Maturity Mortgage
CMS	Constant Maturity Swaps
COLIBOR	Columbia Interbank Offered Rate
CP	Commerical Paper
CPI	Consumer Price Index
EIBOR	Emirates Interbank Offered Rate
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FRC	Financial Reporting Council
GO	General Obligation
HIBOR	Hong Kong Interbank Offered Rate
HICP	Harmonized Index of Consumer Prices
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MOSPRIME	Moscow Prime Offered Rate
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
PRIBOR	Prague Interbank Offered Rate
SOR	Swap Offer Rate

STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
UKRPI	United Kingdom Retail Prices Index
WIBOR	Warsaw Interbank Offered Rate
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a security that has been deemed illiquid.
(b)	Indicates a restricted security; the aggregate original cost of the restricted securities is $1,122,275. The aggregate value, $1,256,069, is approximately 0.4% of net assets.
(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2014.
(f)	The rate shown reflects the coupon rate after the step date.
(g)	Represents a zero coupon or step bond. Rate quoted represents effective yield at July 31, 2014.
(h)	Represents a zero coupon or step bond. Rate quoted represents yield to maturity at purchase date.
(i)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(j)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(k)	Less than $500 par.

(l)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$282,388,415

Appreciation	8,110,846
Depreciation	(5,366,158)

Net Unrealized Appreciation	$2,744,688

The book basis may differ from tax basis due to certain tax-related adjustments.

(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
26	2 Year U.S. Treasury Notes	Sep. 2014	$5,704,752	$5,704,969	$217
111	10 Year U.S. Treasury Notes	Sep. 2014	13,829,172	13,831,641	2,469
40	U.S. Ultra Bonds	Sep. 2014	5,887,387	6,033,750	146,363

					149,049

	Short Positions:
47	5 Year U.S. Treasury Notes	Sep. 2014	$5,600,596	$5,585,289	$15,307
129	Euro Schatz	Sep. 2014	19,113,127	19,115,078	(1,951)
9	Euro-Bund	Sep. 2014	1,787,220	1,783,489	3,731

					17,087

					$166,136

(1)	French Treasury Notes with a market value of $841,695 have been segregated with the J.P. Morgan Securities LLC to cover requirements for open contracts at July 31, 2014.

Forward foreign currency exchange contracts outstanding at July 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/16/14	Barclays Capital Group	AUD	2,965	$2,769,394	$2,740,655	$(28,739)
Expiring 10/16/14	Deutsche Bank AG	AUD	1,532	1,440,000	1,416,228	(23,772)
Expiring 10/16/14	JPMorgan Chase	AUD	901	840,300	833,077	(7,223)
Brazilian Real,
Expiring 10/01/14	Citigroup Global Markets	BRL	1,898	834,800	821,487	(13,313)
British Pound,
Expiring 10/28/14	BNP Paribas	GBP	459	783,242	774,831	(8,411)
Expiring 10/28/14	Citigroup Global Markets	GBP	4,349	7,386,188	7,336,155	(50,033)
Canadian Dollar,
Expiring 10/16/14	Barclays Capital Group	CAD	301	280,300	275,440	(4,860)
Expiring 10/16/14	JPMorgan Chase	CAD	593	554,700	543,280	(11,420)
Expiring 10/16/14	JPMorgan Chase	CAD	1,229	1,140,100	1,125,428	(14,672)
Expiring 10/16/14	JPMorgan Chase	CAD	1,906	1,775,000	1,744,344	(30,656)
Expiring 10/16/14	Toronto Dominion	CAD	12,132	11,312,176	11,105,351	(206,825)
Chilean Peso,
Expiring 08/27/14	BNP Paribas	CLP	359,577	643,538	626,627	(16,911)
Expiring 08/27/14	Citigroup Global Markets	CLP	304,565	551,000	530,759	(20,241)
Expiring 08/27/14	Citigroup Global Markets	CLP	305,188	548,800	531,844	(16,956)
Expiring 08/27/14	Citigroup Global Markets	CLP	362,807	655,300	632,255	(23,045)

Expiring 08/27/14	Citigroup Global Markets	CLP	668,529	1,184,600	1,165,031	(19,569)
Expiring 08/27/14	Citigroup Global Markets	CLP	813,045	1,432,300	1,416,876	(15,424)
Expiring 08/27/14	Citigroup Global Markets	CLP	1,469,054	2,577,784	2,560,087	(17,697)
Expiring 09/30/14	Citigroup Global Markets	CLP	461,788	832,800	802,183	(30,617)
Expiring 10/30/14	BNP Paribas	CLP	725,567	1,274,490	1,256,879	(17,611)
Chinese Renminbi,
Expiring 10/10/14	Citigroup Global Markets	CNH	5,390	868,400	867,094	(1,306)
Expiring 10/10/14	Citigroup Global Markets	CNH	15,032	2,421,200	2,418,182	(3,018)
Expiring 10/10/14	Hong Kong & Shanghai Bank	CNH	6,212	995,169	999,321	4,152
Expiring 10/10/14	JPMorgan Chase	CNH	59,952	9,603,055	9,644,662	41,607
Expiring 10/10/14	UBS AG	CNH	4,789	767,112	770,497	3,385
Colombian Peso,
Expiring 10/01/14	Citigroup Global Markets	COP	1,572,201	840,300	832,009	(8,291)
Expiring 10/01/14	Citigroup Global Markets	COP	1,609,708	856,000	851,857	(4,143)
Expiring 10/01/14	Citigroup Global Markets	COP	1,629,960	864,700	862,575	(2,125)
Euro,
Expiring 10/28/14	JPMorgan Chase	EUR	1,234	1,681,900	1,653,405	(28,495)
Expiring 10/28/14	JPMorgan Chase	EUR	9,934	13,380,475	13,306,008	(74,467)
Expiring 10/28/14	Toronto Dominion	EUR	325	435,756	435,630	(126)
Expiring 10/28/14	UBS AG	EUR	1,234	1,681,900	1,653,255	(28,645)
Hungarian Forint,
Expiring 10/22/14	Barclays Capital Group	HUF	226,817	990,076	964,616	(25,460)
Expiring 10/22/14	JPMorgan Chase	HUF	628,654	2,729,483	2,673,570	(55,913)
Indian Rupee,
Expiring 11/03/14	UBS AG	INR	47,472	783,100	766,944	(16,156)
Expiring 11/03/14	UBS AG	INR	52,710	866,800	851,578	(15,222)
Expiring 11/03/14	UBS AG	INR	80,075	1,281,400	1,293,677	12,277
Expiring 11/03/14	UBS AG	INR	80,181	1,296,700	1,295,401	(1,299)
Indonesia Rupiah,
Expiring 10/17/14	UBS AG	IDR	33,286,710	2,874,500	2,832,799	(41,701)
Israeli Shekel,
Expiring 09/18/14	JPMorgan Chase	ILS	2,812	822,246	821,044	(1,202)
Expiring 09/18/14	JPMorgan Chase	ILS	2,844	830,100	830,572	472
Expiring 10/21/14	Citigroup Global Markets	ILS	7,374	2,150,318	2,154,076	3,758
Expiring 10/21/14	JPMorgan Chase	ILS	2,960	864,700	864,657	(43)
Japanese Yen,
Expiring 10/28/14	UBS AG	JPY	2,546,559	25,045,083	24,771,103	(273,980)
Malaysian Ringgit,
Expiring 10/10/14	Citigroup Global Markets	MYR	2,737	859,400	851,282	(8,118)
Expiring 10/10/14	Hong Kong & Shanghai Bank	MYR	4,123	1,276,731	1,282,423	5,692
Expiring 10/10/14	Hong Kong & Shanghai Bank	MYR	6,275	1,949,205	1,951,771	2,566
Expiring 10/10/14	UBS AG	MYR	2,662	834,900	828,156	(6,744)
Expiring 10/10/14	UBS AG	MYR	2,683	839,700	834,485	(5,215)
Mexican Peso,
Expiring 10/22/14	Citigroup Global Markets	MXN	87,548	6,704,092	6,582,131	(121,961)

New Taiwanese Dollar,
Expiring 08/22/14	Citigroup Global Markets	TWD	37,857	1,267,827	1,262,522	(5,305)
New Zealand Dollar,
Expiring 10/23/14	Goldman Sachs & Co.	NZD	969	780,800	815,942	35,142
Expiring 10/23/14	JPMorgan Chase	NZD	3,322	2,903,179	2,798,801	(104,378)
Norwegian Krone,
Expiring 10/24/14	JPMorgan Chase	NOK	18,778	3,026,093	2,977,830	(48,263)
Peruvian Nuevo Sol,
Expiring 10/03/14	Citigroup Global Markets	PEN	2,071	736,715	733,655	(3,060)
Expiring 10/03/14	Citigroup Global Markets	PEN	2,341	832,800	829,548	(3,252)
Philippine Peso,
Expiring 09/17/14	Citigroup Global Markets	PHP	32,187	733,200	739,412	6,212
Expiring 09/17/14	UBS AG	PHP	32,513	723,400	746,895	23,495
Expiring 09/17/14	UBS AG	PHP	33,083	727,900	759,985	32,085
Expiring 09/17/14	UBS AG	PHP	36,743	819,600	844,054	24,454
Expiring 09/17/14	UBS AG	PHP	43,635	964,100	1,002,388	38,288
Expiring 02/12/15	UBS AG	PHP	43,106	985,500	986,670	1,170
Polish Zloty,
Expiring 10/24/14	JPMorgan Chase	PLN	17,659	5,710,049	5,628,815	(81,234)
Romanian Leu,
Expiring 10/24/14	BNP Paribas	RON	2,841	866,800	855,850	(10,950)
Expiring 10/24/14	Citigroup Global Markets	RON	15,052	4,552,933	4,534,532	(18,401)
Russian Ruble,
Expiring 10/17/14	Citigroup Global Markets	RUB	18,978	548,800	520,125	(28,675)
Expiring 10/17/14	Citigroup Global Markets	RUB	28,695	830,100	786,453	(43,647)
Expiring 10/17/14	Citigroup Global Markets	RUB	29,279	832,800	802,466	(30,334)
Expiring 10/17/14	Citigroup Global Markets	RUB	31,083	893,500	851,907	(41,593)
Expiring 10/17/14	Citigroup Global Markets	RUB	31,396	864,700	860,470	(4,230)
Expiring 10/17/14	Citigroup Global Markets	RUB	31,478	868,400	862,736	(5,664)
Expiring 10/17/14	Credit Suisse First Boston Corp.	RUB	67,294	1,930,200	1,844,342	(85,858)
Singapore Dollar,
Expiring 10/17/14	Citigroup Global Markets	SGD	1,283	1,028,900	1,028,224	(676)
Expiring 10/17/14	Hong Kong & Shanghai Bank	SGD	1,600	1,289,642	1,282,432	(7,210)
Expiring 10/17/14	Hong Kong & Shanghai Bank	SGD	3,607	2,907,357	2,891,104	(16,253)
Expiring 10/17/14	UBS AG	SGD	1,042	836,700	835,556	(1,144)
South African Rand,
Expiring 10/23/14	Deutsche Bank AG	ZAR	15,423	1,426,200	1,417,755	(8,445)
Expiring 10/23/14	Goldman Sachs & Co.	ZAR	3,708	342,400	340,841	(1,559)
Expiring 10/23/14	Hong Kong & Shanghai Bank	ZAR	34,956	3,273,001	3,213,304	(59,697)
South Korean Won,
Expiring 10/17/14	Hong Kong & Shanghai Bank	KRW	6,113,272	6,035,117	5,924,867	(110,250)
Expiring 10/17/14	UBS AG	KRW	883,019	855,100	855,805	705

Swedish Krona,
Expiring 10/24/14	JPMorgan Chase	SEK	18,546	2,707,168	2,687,504	(19,664)
Swiss Franc,
Expiring 10/24/14	Citigroup Global Markets	CHF	8,159	9,057,565	8,983,868	(73,697)
Thai Baht,
Expiring 11/18/14	Citigroup Global Markets	THB	63,762	1,938,200	1,975,716	37,516
Expiring 11/18/14	Credit Suisse First Boston Corp.	THB	38,721	1,180,400	1,199,784	19,384
Turkish Lira,
Expiring 10/23/14	Deutsche Bank AG	TRY	1,854	859,400	849,419	(9,981)
Expiring 10/23/14	JPMorgan Chase	TRY	377	173,365	172,641	(724)

				$192,521,224	$190,687,815	$(1,833,409)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/16/14	Barclays Capital Group	AUD	739	$689,900	$683,104	$6,796
Expiring 10/16/14	Citigroup Global Markets	AUD	1,285	1,193,700	1,187,847	5,853
Brazilian Real,
Expiring 10/01/14	Toronto Dominion	BRL	1,416	621,561	612,994	8,567
Canadian Dollar,
Expiring 10/16/14	Credit Suisse First Boston Corp.	CAD	2,889	2,689,100	2,644,505	44,595
Expiring 10/16/14	JPMorgan Chase	CAD	306	286,655	279,759	6,896
Expiring 10/16/14	UBS AG	CAD	1,176	1,092,300	1,076,269	16,031
Chilean Peso,
Expiring 08/27/14	BNP Paribas	CLP	635,113	1,123,200	1,106,798	16,402
Expiring 08/27/14	Citigroup Global Markets	CLP	1,056,391	1,852,668	1,840,950	11,718
Expiring 08/27/14	Citigroup Global Markets	CLP	670,810	1,204,500	1,169,006	35,494
Expiring 08/27/14	Citigroup Global Markets	CLP	412,663	727,800	719,138	8,662
Expiring 09/30/14	Citigroup Global Markets	CLP	1,069,375	1,883,199	1,857,638	25,561
Chinese Renminbi,
Expiring 10/10/14	Barclays Capital Group	CNH	12,069	1,933,020	1,941,613	(8,593)
Expiring 10/10/14	Citigroup Global Markets	CNH	9,816	1,572,585	1,579,145	(6,560)
Expiring 10/10/14	Deutsche Bank AG	CNH	7,794	1,248,600	1,253,809	(5,209)
Expiring 01/15/15	Citigroup Global Markets	CNH	15,213	2,500,000	2,438,334	61,666
Expiring 02/10/15	Citigroup Global Markets	CNH	30,453	5,000,000	4,876,974	123,026
Expiring 02/27/15	Goldman Sachs & Co.	CNH	15,400	2,500,000	2,465,143	34,857
Czech Koruna,
Expiring 10/24/14	Citigroup Global Markets	CZK	17,451	859,400	845,068	14,332
Expiring 10/24/14	Citigroup Global Markets	CZK	13,945	687,100	675,318	11,782
Expiring 10/24/14	Deutsche Bank AG	CZK	29,768	1,441,200	1,441,534	(334)
Expiring 10/24/14	Deutsche Bank AG	CZK	17,857	868,400	864,760	3,640
Expiring 10/24/14	JPMorgan Chase	CZK	137,672	6,752,608	6,666,908	85,700

Danish Krone,
Expiring 10/24/14	Hong Kong & Shanghai Bank	DKK	26,542	4,795,763	4,769,261	26,502
Euro,
Expiring 10/28/14	Bank of America	EUR	5,341	7,266,444	7,153,984	112,460
Expiring 10/28/14	Barclays Capital Group	EUR	1,685	2,270,236	2,256,742	13,494
Expiring 10/28/14	Barclays Capital Group	EUR	1,600	2,145,840	2,143,155	2,685
Expiring 10/28/14	Citigroup Global Markets	EUR	1,260	1,697,109	1,687,737	9,372
Expiring 10/28/14	Credit Suisse First Boston Corp.	EUR	857	1,162,683	1,147,470	15,213
Expiring 10/28/14	Goldman Sachs & Co.	EUR	438	590,508	587,116	3,392
Expiring 10/28/14	Goldman Sachs & Co.	EUR	40	53,743	53,579	164
Expiring 10/28/14	JPMorgan Chase	EUR	19,099	25,725,338	25,582,168	143,170
Expiring 10/28/14	JPMorgan Chase	EUR	907	1,226,900	1,214,683	12,217
Hungarian Forint,
Expiring 10/22/14	Barclays Capital Group	HUF	119,660	519,299	508,897	10,402
Expiring 10/22/14	Deutsche Bank AG	HUF	329,181	1,416,700	1,399,956	16,744
Expiring 10/22/14	Deutsche Bank AG	HUF	257,192	1,095,300	1,093,797	1,503
Israeli Shekel,
Expiring 10/24/14	Deutsche Bank AG	ILS	3,064	894,400	895,148	(748)
Japanese Yen,
Expiring 10/28/14	Goldman Sachs & Co.	JPY	85,366	840,900	830,384	10,516
Expiring 10/28/14	JPMorgan Chase	JPY	89,261	868,400	868,270	130
Malaysian Ringgit,
Expiring 10/10/14	UBS AG	MYR	4,583	1,431,400	1,425,626	5,774
Mexican Peso,
Expiring 10/22/14	Citigroup Global Markets	MXN	8,984	689,900	675,422	14,478
Expiring 10/22/14	JPMorgan Chase	MXN	8,465	649,884	636,412	13,472
New Taiwanese Dollar,
Expiring 08/22/14	Barclays Capital Group	TWD	37,857	1,258,136	1,262,522	(4,386)
Expiring 10/28/14	UBS AG	TWD	86,422	2,889,400	2,884,154	5,246
New Zealand Dollar,
Expiring 10/16/14	Goldman Sachs & Co.	NZD	1,491	1,284,000	1,256,463	27,537
Norwegian Krone,
Expiring 10/24/14	BNP Paribas	NOK	8,883	1,426,200	1,408,691	17,509
Expiring 10/24/14	UBS AG	NOK	10,550	1,671,800	1,672,963	(1,163)
Expiring 10/24/14	UBS AG	NOK	5,348	859,400	848,050	11,350
Philippine Peso,
Expiring 08/20/14	UBS AG	PHP	123,599	2,815,470	2,841,469	(25,999)
Expiring 08/20/14	UBS AG	PHP	60,985	1,408,500	1,402,013	6,487
Polish Zloty,
Expiring 10/24/14	Deutsche Bank AG	PLN	2,574	839,700	820,614	19,086
Expiring 10/24/14	Goldman Sachs & Co.	PLN	5,242	1,671,800	1,670,898	902
Romanian Leu,
Expiring 10/24/14	BNP Paribas	RON	4,419	1,339,600	1,331,329	8,271
Russian Ruble,
Expiring 10/17/14	Citigroup Global Markets	RUB	23,637	658,500	647,825	10,675

South Korean Won,
Expiring 10/17/14	UBS AG	KRW	1,494,903	1,444,700	1,448,832	(4,132)
Swedish Krona,
Expiring 10/24/14	Barclays Capital Group	SEK	6,855	1,002,000	993,454	8,546
Expiring 10/24/14	Deutsche Bank AG	SEK	19,773	2,865,600	2,865,352	248
Swiss Franc,
Expiring 10/24/14	Goldman Sachs & Co.	CHF	1,775	1,975,400	1,954,701	20,699
Expiring 10/24/14	JPMorgan Chase	CHF	1,541	1,717,700	1,696,915	20,785
Expiring 10/24/14	JPMorgan Chase	CHF	1,276	1,426,200	1,405,272	20,928
Expiring 10/24/14	JPMorgan Chase	CHF	1,276	1,426,200	1,404,677	21,523
Expiring 10/24/14	JPMorgan Chase	CHF	1,023	1,140,100	1,126,602	13,498
Expiring 10/24/14	JPMorgan Chase	CHF	789	868,400	868,329	71
Thai Baht,
Expiring 09/03/14	Barclays Capital Group	THB	26,209	793,300	814,865	(21,565)
Expiring 09/18/14	Citigroup Global Markets	THB	18,415	566,982	572,120	(5,138)
Expiring 11/18/14	Credit Suisse First Boston Corp.	THB	41,084	1,211,900	1,273,018	(61,118)
Turkish Lira,
Expiring 10/23/14	UBS AG	TRY	2,877	1,350,481	1,318,128	32,353

				$129,979,712	$128,945,677	$1,034,035

Cross currency exchange contracts outstanding at July 31, 2014:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
10/10/14	Buy	CNH	8,975	EUR	1,073	$6,353	Barclays Capital Group
10/16/14	Buy	AUD	1,700	EUR	1,166	9,101	Barclays Capital Group
10/16/14	Buy	CAD	1,184	EUR	817	(9,748)	Citigroup Global Markets
10/21/14	Buy	ILS	4,965	CHF	1,317	286	JPMorgan Chase
10/22/14	Buy	EUR	624	HUF	196,304	1,229	Citigroup Global Markets
10/22/14	Buy	HUF	198,110	CHF	777	(12,988)	UBS AG
10/22/14	Buy	HUF	223,589	EUR	721	(14,445)	JPMorgan Chase
10/22/14	Buy	MXN	11,165	EUR	633	(8,431)	Deutsche Bank AG
10/24/14	Buy	EUR	624	PLN	2,622	383	Goldman Sachs & Co.
10/24/14	Buy	EUR	1,077	RON	4,789	(4)	Deutsche Bank AG
10/24/14	Buy	EUR	1,078	RON	4,763	8,631	Barclays Capital Group
10/24/14	Buy	EUR	1,059	NOK	8,942	543	BNP Paribas
10/24/14	Buy	EUR	742	SEK	6,862	(1,015)	Citigroup Global Markets
10/24/14	Buy	EUR	530	SEK	4,900	(725)	Goldman Sachs & Co.
10/24/14	Buy	EUR	1,586	RON	7,046	2,166	BNP Paribas
10/24/14	Buy	NOK	5,350	EUR	640	(8,144)	Deutsche Bank AG
10/24/14	Buy	NOK	5,833	EUR	696	(7,117)	UBS AG
10/24/14	Buy	NOK	5,335	EUR	633	(1,786)	UBS AG
10/24/14	Buy	RON	3,984	EUR	899	(3,215)	JPMorgan Chase
10/24/14	Buy	RON	2,821	EUR	633	2,249	Citigroup Global Markets
10/24/14	Buy	SEK	8,077	EUR	881	(9,420)	Deutsche Bank AG
10/24/14	Buy	SEK	5,902	CHF	783	(6,566)	Deutsche Bank AG
10/24/14	Buy	SEK	5,692	EUR	617	(1,723)	Citigroup Global Markets
10/24/14	Buy	SEK	4,745	EUR	513	1,089	Deutsche Bank AG

						$(53,297)

Credit default swap agreements outstanding at July 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection (1):
Petroleos Mexicanos	09/20/21	1.000%	1,500	$45,025	$37,181	$7,844	Hong Kong & Shanghai Bank
Toll Brothers Finance Corp.	03/20/15	1.000%	420	(2,664)	311	(2,975)	Credit Suisse First Boston Corp.

				$42,361	$37,492	$4,869

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection (2):
Petrobras	03/20/19	1.000%	3,000	2.204%	$(153,079)	$(236,703)	$83,624	Hong Kong & Shanghai Bank
Petroleos Mexicanos	09/20/21	1.000%	2,500	1.483%	(75,041)	(70,058)	(4,983)	Goldman Sachs & Co.

					$(228,120)	$(306,761)	$78,641

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Buy Protection (1):
Kingdom of Spain	06/20/17	1.000%	700	$(11,496)	$(8,741)	$(2,755)	Deutsche Bank AG
Kingdom of Spain	06/20/19	1.000%	700	(11,452)	(2,837)	(8,615)	Deutsche Bank AG
Republic of Argentina	06/20/15	5.000%	1,000	514,167	186,812	327,355	Barclays Capital Group
Republic of Ireland	06/20/17	1.000%	700	(14,189)	(11,997)	(2,192)	Deutsche Bank AG
Republic of Ireland	06/20/19	1.000%	700	(16,997)	(9,714)	(7,283)	Deutsche Bank AG
Republic of Italy	06/20/17	1.000%	700	(5,947)	(4,711)	(1,236)	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%	900	(1,584)	5,450	(7,034)	Deutsche Bank AG
Republic of Philippines	09/20/17	1.000%	1,000	(17,334)	(16,091)	(1,243)	Goldman Sachs & Co.
Republic of Poland	06/20/17	1.000%	1,000	(22,788)	(22,814)	26	Hong Kong & Shanghai Bank
Republic of Portugal	06/20/17	1.000%	700	8,688	3,620	5,068	Deutsche Bank AG
Republic of Portugal	06/20/19	1.000%	400	15,282	12,034	3,248	Deutsche Bank AG
Republic of Slovakia	06/20/17	1.000%	1,000	(23,923)	(26,930)	3,007	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/19	1.000%	900	10,628	18,203	(7,575)	JPMorgan Chase

				$423,055	$122,284	$300,771

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Belgium	09/20/15	1.000%	1,300	0.133%	$14,486	$(41,964)	$56,450	Hong Kong & Shanghai Bank
Kingdom of Belgium	03/20/20	1.000%	3,000	0.493%	85,467	(14,500)	99,967	JPMorgan Chase
Kingdom of Spain	06/20/21	1.000%	700	0.894%	5,538	(7,646)	13,184	Deutsche Bank AG
Kingdom of Spain	06/20/24	1.000%	700	1.156%	(8,369)	(25,397)	17,028	Deutsche Bank AG
People’s Republic of China	06/20/19	1.000%	650	0.753%	8,298	603	7,695	Hong Kong & Shanghai Bank
Republic of Argentina	09/20/19	5.000%	1,000	0.000%	(514,167)	(287,223)	(226,944)	Barclays Capital Group
Republic of Brazil	03/20/18	1.000%	1,500	1.181%	(7,853)	(17,514)	9,661	Deutsche Bank AG
Republic of France	06/20/15	0.250%	5,000	0.121%	7,222	(176,315)	183,537	Barclays Capital Group
Republic of France	06/20/16	0.250%	2,700	0.176%	4,567	(156,882)	161,449	Barclays Capital Group
Republic of France	06/20/17	0.250%	2,500	0.236%	1,746	(194,311)	196,057	Barclays Capital Group
Republic of France	12/20/16	0.250%	4,500	0.206%	6,101	(353,862)	359,963	Citigroup Global Markets
Republic of France	03/20/19	0.250%	1,200	0.390%	(7,222)	(14,962)	7,740	Deutsche Bank AG
Republic of France	03/20/24	0.250%	1,200	0.787%	(54,188)	(71,827)	17,639	Goldman Sachs & Co.
Republic of France	09/20/22	0.250%	3,000	0.696%	(98,197)	(290,349)	192,152	Hong Kong & Shanghai Bank
Republic of France	03/20/20	0.250%	3,000	0.489%	(37,756)	(188,678)	150,922	JPMorgan Chase
Republic of France	03/20/22	0.250%	1,250	0.657%	(35,365)	(167,253)	131,888	Morgan Stanley
Republic of France	12/20/16	1.000%	1,000	0.206%	20,189	(31,892)	52,081	UBS AG
Republic of Indonesia	12/20/18	1.000%	1,200	1.209%	(10,586)	(70,888)	60,302	Goldman Sachs & Co.
Republic of Indonesia	09/20/18	1.000%	2,200	1.105%	(6,653)	(122,244)	115,591	Deutsche Bank AG
Republic of Ireland	06/20/21	1.000%	700	0.716%	13,513	3,081	10,432	Deutsche Bank AG
Republic of Ireland	06/20/24	1.000%	700	0.952%	3,691	(8,907)	12,598	Deutsche Bank AG
Republic of Ireland	12/20/14	1.000%	2,000	0.119%	9,277	(399,762)	409,039	Hong Kong & Shanghai Bank
Republic of Ireland	06/20/18	1.000%	2,000	0.432%	45,713	(81,677)	127,390	Hong Kong & Shanghai Bank
Republic of Italy	06/20/21	1.000%	700	0.125%	(10,028)	(18,943)	8,915	Deutsche Bank AG
Republic of Italy	06/20/24	1.000%	900	1.547%	(39,373)	(50,861)	11,488	Deutsche Bank AG
Republic of Italy	12/20/16	1.000%	2,000	0.670%	18,012	(293,423)	311,435	UBS AG
Republic of Latvia	06/20/19	1.000%	700	0.937%	2,898	2,636	262	Deutsche Bank AG
Republic of Lithuania	06/20/19	1.000%	700	0.935%	2,952	2,637	315	Deutsche Bank AG
Republic of Philippines	09/20/21	1.000%	1,000	1.287%	(17,387)	(15,838)	(1,549)	Hong Kong & Shanghai Bank
Republic of Poland	06/20/21	1.000%	1,000	0.814%	13,088	17,974	(4,886)	Hong Kong & Shanghai Bank
Republic of Portugal	06/20/21	1.000%	700	2.218%	(49,921)	(44,567)	(5,354)	Deutsche Bank AG
Republic of Portugal	12/20/14	1.000%	1,500	0.659%	3,762	(412,057)	415,819	Barclays Capital Group
Republic of Portugal	06/20/24	1.000%	400	2.480%	(44,960)	(39,789)	(5,171)	Deutsche Bank AG
Republic of Slovakia	06/20/21	1.000%	1,000	0.771%	15,951	21,924	(5,973)	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/24	1.000%	900	2.142%	(59,701)	(69,737)	10,036	Hong Kong & Shanghai Bank
Republic of South Africa	12/20/18	1.000%	1,200	1.662%	(33,180)	(64,857)	31,677	Goldman Sachs & Co.

					$(752,435)	$(3,685,270)	$2,932,835

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding at July 31, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
CAD	3,000	08/20/23	3.134%	3 Month Canadian Banker’s Acceptance(1)	$2,388	$(143,404)	$(145,792)
CHF	5,700	02/13/16	0.090%	6 Month CHF LIBOR(2)	68	2,532	2,464
CHF	3,900	02/13/19	0.520%	6 Month CHF LIBOR(1)	1,625	(53,162)	(54,787)
CHF	980	02/13/24	1.365%	6 Month CHF LIBOR(2)	(960)	44,657	45,617
EUR	10,700	09/03/15	0.629%	6 Month EURIBOR(1)	485	(49,296)	(49,781)
EUR	4,000	03/13/17	0.493%	3 Month EURIBOR(1)	895	(32,706)	(33,601)
EUR	600	05/09/18	0.807%	6 Month EURIBOR(2)	(118)	9,362	9,480
EUR	2,000	10/24/18	—	3 Month EURIBOR(3)	100	2,561	2,461
EUR	830	07/02/19	0.656%	6 Month EURIBOR(2)	191	1,070	879
EUR	610	07/02/21	0.994%	6 Month EURIBOR(2)	164	3,072	2,908
EUR	700	08/14/21	0.841%	3 Month EURIBOR(2)	206	724	518
EUR	700	09/03/23	2.171%	6 Month EURIBOR(2)	(1,522)	74,950	76,472
EUR	1,600	10/10/23	2.130%	6 Month EURIBOR(2)	(3,514)	162,452	165,966
EUR	300	03/04/29	2.302%	6 Month EURIBOR(2)	(647)	28,662	29,309
EUR	1,000	06/04/29	2.002%	6 Month EURIBOR(2)	(383)	38,437	38,820
EUR	440	07/01/43	2.505%	6 Month EURIBOR(2)	(1,241)	57,796	59,037
EUR	500	09/03/43	2.691%	6 Month EURIBOR(2)	(1,925)	94,471	96,396
GBP	690	06/30/19	2.166%	6 Month GBP LIBOR(2)	246	228	(18)
GBP	510	06/30/21	2.469%	6 Month GBP LIBOR(2)	228	1,378	1,150
GBP	2,300	03/05/34	3.926%	6 Month GBP LIBOR(1)	618	(96,785)	(97,403)
GBP	920	03/07/34	3.993%	6 Month GBP LIBOR(1)	67	(45,734)	(45,801)
GBP	150	03/12/54	3.290%	6 Month GBP LIBOR(1)	304	(12,260)	(12,564)
HKD	48,000	02/25/16	0.630%	3 Month HIBOR(2)	22	(5,307)	(5,329)
JPY	90,000	02/20/29	1.260%	6 Month JPY LIBOR(2)	(281)	23,184	23,465
JPY	50,000	04/02/29	1.288%	6 Month JPY LIBOR(2)	(139)	14,178	14,317
MXN	35,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(1,453)	46,558	48,011
MXN	31,100	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(2,326)	72,041	74,367
NOK	7,000	08/26/16	2.320%	6 Month NIBOR(2)	(491)	13,562	14,053
NZD	2,600	03/13/19	4.550%	3 Month BBR(2)	(394)	9,137	9,531
NZD	750	03/13/24	5.080%	3 Month BBR(2)	(483)	15,785	16,268
SEK	13,300	08/26/16	1.930%	3 Month SEK LIBOR(2)	(2,670)	50,317	52,987
ZAR	85,000	02/24/16	7.220%	3 Month JIBAR(2)	(2,033)	80,190	82,223
	54,300	07/17/15	0.519%	3 Month LIBOR(1)	—	(104,325)	(104,325)
	7,000	02/27/16	0.461%	3 Month LIBOR(1)	167	9,013	8,846
	14,900	05/07/16	0.552%	3 Month LIBOR(1)	184	19,150	18,966

10,000	05/07/17	0.987%	3 Month LIBOR(2)	173	(29,742)	(29,915)
5,800	08/10/17	1.866%	3 Month LIBOR(2)	165	22,932	22,767
4,600	07/07/18	1.515%	3 Month LIBOR(1)	169	8,962	8,793
11,100	08/31/18	1.644%	3 Month LIBOR(1)	195	(14,334)	(14,529)
5,900	08/31/18	1.686%	3 Month LIBOR(1)	174	(17,591)	(17,765)
8,800	08/31/18	1.758%	3 Month LIBOR(1)	186	(51,842)	(52,028)
21,000	08/08/19	3.111%	3 Month LIBOR(2)	203	238,418	238,215

				$(11,357)	$489,291	$500,648

Foreign Bonds with a combined market value of $1,597,556 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded and cleared swap contracts at July 31, 2014.

Notional Amount (000)#	Termination Date		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements
AED	35,000	03/09/15	1.020%	3 Month EIBOR(1)	$(14,887)	$—	$(14,887)	Deutsche Bank AG
AUD	1,000	09/07/21	4.945%	6 Month BBSW(2)	88,355	—	88,355	Citigroup Global Markets
AUD	1,000	08/31/22	3.890%	6 Month BBSW(2)	17,835	—	17,835	Hong Kong & Shanghai Bank
AUD	1,400	08/31/22	3.920%	6 Month BBSW(2)	27,832	—	27,832	Citigroup Global Markets
AUD	1,700	09/21/22	3.830%	6 Month BBSW(2)	21,317	—	21,317	Barclays Capital Group
AUD	400	11/07/22	3.790%	6 Month BBSW(2)	2,950	—	2,950	Hong Kong & Shanghai Bank
AUD	2,800	08/08/23	4.170%	6 Month BBSW(1)	(95,524)	—	(95,524)	Hong Kong & Shanghai Bank
AUD	2,000	12/19/32	4.423%	6 Month BBSW(2)	38,043	—	38,043	Barclays Capital Group
AUD	650	03/15/43	4.755%	6 Month BBSW(2)	44,596	—	44,596	Hong Kong & Shanghai Bank
BRL	5,610	01/01/17	—	1 Day BZDIOVER(2)	(121,119)	—	(121,119)	Barclays Capital Group
BRL	8,819	01/01/17	—	1 Day BZDIOVER(2)	(50,316)	—	(50,316)	Hong Kong & Shanghai Bank
BRL	4,228	01/01/21	—	1 Day BZDIOVER(2)	130,456	—	130,456	Deutsche Bank AG
BRL	859	01/01/21	—	1 Day BZDIOVER(2)	40,773	—	40,773	Deutsche Bank AG
BRL	445	01/01/21	—	1 Day BZDIOVER(2)	(18,403)	—	(18,403)	UBS AG
BRL	880	01/01/21	—	1 Day BZDIOVER(2)	(35,298)	—	(35,298)	Barclays Capital Group
BRL	880	01/01/21	—	1 Day BZDIOVER(2)	(35,298)	—	(35,298)	Hong Kong & Shanghai Bank
CAD	3,200	02/22/17	1.708%	3 Month Canadian Banker’s Acceptance(2)	17,264	—	17,264	Citigroup Global Markets
CAD	650	11/06/17	1.645%	3 Month Canadian Banker’s Acceptance(2)	272	—	272	Bank of Nova Scotia
CAD	500	12/27/17	1.700%		446	—	446	Bank of Nova Scotia
CAD	4,200	08/17/22	2.370%	3 Month Canadian Banker’s Acceptance(2)	16,279	—	16,279	Bank of Nova Scotia
CHF	30,000	07/31/15	(0.015)%	3 Month CHF LIBOR(1)	2,715	—	2,715	Hong Kong & Shanghai Bank
CHF	1,000	03/01/22	1.030%	6 Month CHF LIBOR(2)	33,747	—	33,747	Credit Suisse First Boston Corp.
CLP	700,000	02/27/24	5.230%	6 Month CLICP(2)	70,081	—	70,081	Deutsche Bank AG

COP	3,300,000	11/19/18	5.380%	1 Day COLIBOR OIS(2)	6,494	—	6,494	Hong Kong & Shanghai Bank
COP	1,000,000	06/27/23	6.840%	1 Day COLIBOR OIS(2)	29,260	—	29,260	Deutsche Bank AG
CZK	25,000	06/27/18	1.635%	6 Month PRIBOR(2)	49,741	—	49,741	Hong Kong & Shanghai Bank
DKK	31,000	01/25/16	0.910%	6 Month CIBOR(2)	55,426	—	55,426	Deutsche Bank AG
DKK	3,200	03/01/22	2.300%	6 Month CIBOR(2)	43,433	—	43,433	Credit Suisse First Boston Corp.
EUR	3,000	08/19/14	1.065%	1 Day EUR EONIA OIS(2)	37,611	—	37,611	Hong Kong & Shanghai Bank
EUR	1,000	12/16/16	1.210%	1 Day EUR EONIA OIS(2)	45,070	—	45,070	Hong Kong & Shanghai Bank
EUR	3,300	07/31/17	0.868%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(1,387)	—	(1,387)	Barclays Capital Group
EUR	3,300	07/31/17	0.875%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(2,398)	—	(2,398)	JPMorgan Chase
EUR	3,300	07/31/17	0.930%	Eurostat Eurozone HICP - Excluding Tobacco(2)	1,686	—	1,686	JPMorgan Chase
EUR	5,500	12/10/17	0.452%	1 Day EUR EONIA OIS(2)	88,597	—	88,597	Hong Kong & Shanghai Bank
EUR	1,200	01/14/18	0.628%	1 Day EUR EONIA OIS(2)	30,319	—	30,319	Hong Kong & Shanghai Bank
EUR	1,600	07/31/20	1.360%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(2)	2,209	—	2,209	Barclays Capital Group
EUR	600	07/27/22	1.772%	6 Month EURIBOR(2)	42,383	—	42,383	Citigroup Global Markets
EUR	650	09/24/42	2.404%	6 Month EURIBOR(2)	83,006	—	83,006	Citigroup Global Markets
EUR	850	03/27/43	2.327%	6 Month EURIBOR(2)	74,710	—	74,710	Bank of America
GBP	500	08/01/16	2.060%	6 Month GBP LIBOR(2)	17,891	—	17,891	Citigroup Global Markets
GBP	2,000	08/17/22	1.975%	3 Month GBP LIBOR(2)	(98,396)	—	(98,396)	Hong Kong & Shanghai Bank
GBP	200	09/27/22	1.790%	3 Month GBP LIBOR(2)	(15,533)	—	(15,533)	Hong Kong & Shanghai Bank
GBP	1,000	07/29/24	3.245%	2 Month UKRPI(2)	322	—	322	JPMorgan Chase
GBP	2,600	01/13/32	2.788%	6 Month GBP LIBOR(2)	(141,240)	—	(141,240)	Barclays Capital Group
GBP	1,420	04/24/43	2.932%	6 Month GBP LIBOR(2)	(62,730)	—	(62,730)	Hong Kong & Shanghai Bank
GBP	300	07/29/44	3.555%	2 Month UKRPI(1)	2,478	—	2,478	JPMorgan Chase
HKD	27,000	01/04/18	0.805%	3 Month HIBOR(1)	77,426	—	77,426	Bank of America
HKD	25,000	07/29/18	1.625%	3 Month HIBOR(2)	(4,201)	—	(4,201)	Hong Kong & Shanghai Bank
HKD	25,000	10/08/18	1.635%	3 Month HIBOR(1)	8,228	—	8,228	Hong Kong & Shanghai Bank
HKD	8,200	08/22/22	1.560%	3 Month HIBOR(1)	64,866	—	64,866	Hong Kong & Shanghai Bank

HUF	620,000	11/19/18	4.290%	6 Month BUBOR(2)	186,367	—	186,367	Credit Suisse First Boston Corp.
HUF	330,000	03/27/23	5.510%	6 Month BUBOR(2)	163,155	—	163,155	Deutsche Bank AG
ILS	6,500	11/20/18	2.200%	3 Month TELBOR(2)	87,005	—	87,005	Hong Kong & Shanghai Bank
ILS	3,200	03/06/23	3.525%	3 Month TELBOR(2)	89,399	—	89,399	Deutsche Bank AG
ILS	4,200	06/27/23	3.730%	3 Month TELBOR(2)	121,895	—	121,895	Credit Suisse First Boston Corp.
INR	75,000	06/02/24	8.305%	1 Day MIBOR(2)	30,719	—	30,719	Credit Suisse First Boston Corp.
JPY	300,000	01/15/16	0.790%	Japan CPI(2)	(111,022)	—	(111,022)	Barclays Capital Group
JPY	60,000	02/02/21	1.265%	6 Month JPY LIBOR(2)	37,271	—	37,271	Barclays Capital Group
JPY	96,000	02/16/21	1.365%	6 Month JPY LIBOR(2)	65,904	—	65,904	Barclays Capital Group
JPY	50,000	06/02/21	1.200%	6 Month JPY LIBOR(2)	27,678	—	27,678	Barclays Capital Group
JPY	45,000	06/16/21	1.170%	6 Month JPY LIBOR(2)	23,879	—	23,879	Barclays Capital Group
JPY	40,000	06/28/21	1.123%	6 Month JPY LIBOR(2)	19,844	—	19,844	Barclays Capital Group
JPY	30,000	07/22/21	1.090%	6 Month JPY LIBOR(2)	14,083	—	14,083	Citigroup Global Markets
JPY	220,000	07/26/22	0.745%	6 Month JPY LIBOR(2)	44,535	—	44,535	Barclays Capital Group
JPY	55,000	11/20/22	0.748%	6 Month JPY LIBOR(2)	10,919	—	10,919	Barclays Capital Group
JPY	120,000	12/27/22	0.803%	6 Month JPY LIBOR(2)	28,763	—	28,763	Barclays Capital Group
JPY	175,000	03/15/23	0.755%	6 Month JPY LIBOR(2)	34,762	—	34,762	Barclays Capital Group
JPY	85,500	07/21/24	1.489%	6 Month JPY LIBOR(2)	68,165	—	68,165	Citigroup Global Markets
JPY	60,000	07/04/26	1.603%	6 Month JPY LIBOR(2)	52,700	—	52,700	Citigroup Global Markets
JPY	70,000	08/02/26	1.534%	6 Month JPY LIBOR(2)	59,521	—	59,521	Citigroup Global Markets
JPY	300,000	09/03/27	1.290%	6 Month JPY LIBOR(2)	141,015	—	141,015	Citigroup Global Markets
JPY	35,000	10/02/27	1.238%	6 Month JPY LIBOR(2)	13,523	—	13,523	Barclays Capital Group
JPY	55,000	11/05/27	1.270%	6 Month JPY LIBOR(2)	22,576	—	22,576	Barclays Capital Group
JPY	40,000	12/04/27	1.261%	6 Month JPY LIBOR(2)	15,354	—	15,354	Citigroup Global Markets
JPY	40,000	12/14/27	1.235%	6 Month JPY LIBOR(2)	13,830	—	13,830	Hong Kong & Shanghai Bank
JPY	120,000	02/20/28	1.353%	6 Month JPY LIBOR(2)	61,960	—	61,960	Deutsche Bank AG
JPY	200,000	04/16/28	1.235%	6 Month JPY LIBOR(2)	65,665	—	65,665	Credit Suisse First Boston Corp.
JPY	110,000	08/18/31	1.750%	6 Month JPY LIBOR(2)	91,374	—	91,374	Barclays Capital Group
JPY	25,000	08/30/31	1.750%	6 Month JPY LIBOR(2)	20,617	—	20,617	Barclays Capital Group
JPY	240,000	01/18/32	1.638%	6 Month JPY LIBOR(2)	133,962	—	133,962	Barclays Capital Group

JPY	30,000	11/05/32	1.563%	6 Month JPY LIBOR(2)	11,927	—	11,927	Barclays Capital Group
JPY	160,000	11/14/32	2.390%	6 Month JPY LIBOR(2)	39,952	—	39,952	Citigroup Global Markets
JPY	35,000	12/14/32	1.575%	6 Month JPY LIBOR(2)	15,039	—	15,039	Hong Kong & Shanghai Bank
JPY	40,000	07/09/42	1.705%	6 Month JPY LIBOR(2)	8,733	—	8,733	Barclays Capital Group
JPY	20,000	10/02/42	1.659%	6 Month JPY LIBOR(2)	396	—	396	Barclays Capital Group
JPY	70,000	01/28/43	1.955%	6 Month JPY LIBOR(2)	47,147	—	47,147	JPMorgan Chase
JPY	137,500	05/21/43	2.003%	6 Month JPY LIBOR(1)	(111,730)	—	(111,730)	Credit Suisse First Boston Corp.
JPY	45,000	05/28/43	2.088%	6 Month JPY LIBOR(1)	(45,745)	—	(45,745)	Deutsche Bank AG
JPY	45,800	05/29/43	2.013%	6 Month JPY LIBOR(1)	(38,143)	—	(38,143)	Credit Suisse First Boston Corp.
JPY	100,000	06/03/43	1.970%	6 Month JPY LIBOR(2)	72,638	—	72,638	JPMorgan Chase
MXN	45,000	12/02/15	5.090%	28 Day Mexican Interbank Rate(2)	75,969	—	75,969	Deutsche Bank AG
MXN	37,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	131,384	—	131,384	Credit Suisse First Boston Corp.
MXN	15,700	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(82,246)	—	(82,246)	Barclays Capital Group
MXN	17,500	04/09/42	7.890%	28 Day Mexican Interbank Rate(2)	150,166	—	150,166	Barclays Capital Group
MYR	7,000	07/02/19	4.080%	3 Month KLIBOR(1)	(2,699)	—	(2,699)	Hong Kong & Shanghai Bank
NOK	13,500	11/07/17	2.550%	6 Month NIBOR(2)	79,214	—	79,214	Citigroup Global Markets
NOK	4,500	11/07/22	3.190%	6 Month NIBOR(2)	51,405	—	51,405	Citigroup Global Markets
NZD	3,200	08/18/16	4.173%	3 Month BBR(2)	40,658	—	40,658	Citigroup Global Markets
NZD	1,480	03/26/17	3.810%	3 Month BBR(2)	1,385	—	1,385	Hong Kong & Shanghai Bank
NZD	1,700	08/09/18	4.145%	3 Month BBR(2)	6,041	—	6,041	Hong Kong & Shanghai Bank
NZD	1,320	09/25/22	3.790%	3 Month BBR(2)	(56,493)	—	(56,493)	Citigroup Global Markets
NZD	910	08/09/23	4.653%	3 Month BBR(2)	7,362	—	7,362	Hong Kong & Shanghai Bank
PLN	15,000	06/28/18	3.790%	6 Month WIBOR(2)	189,492	—	189,492	Deutsche Bank AG
PLN	4,900	06/27/21	5.390%	6 Month WIBOR(2)	232,223	—	232,223	JPMorgan Chase
PLN	5,700	04/12/22	5.030%	6 Month WIBOR(2)	252,079	—	252,079	Hong Kong & Shanghai Bank
PLN	4,000	03/14/23	3.810%	6 Month WIBOR(2)	64,265	—	64,265	Bank of America
PLN	4,100	03/18/23	3.660%	6 Month WIBOR(2)	49,822	—	49,822	Hong Kong & Shanghai Bank
PLN	3,600	06/27/26	5.280%	6 Month WIBOR(1)	(219,703)	—	(219,703)	JPMorgan Chase
PLN	4,100	04/12/27	4.810%	6 Month WIBOR(1)	(197,970)	—	(197,970)	Hong Kong & Shanghai Bank
PLN	3,500	03/18/43	3.380%	6 Month WIBOR(1)	(980)	—	(980)	Hong Kong & Shanghai Bank
RUB	110,000	05/14/15	9.800%	3 Month MOSPRIME(1)	17,342	—	17,342	Credit Suisse First Boston Corp.
RUB	100,000	06/02/15	9.690%	3 Month MOSPRIME(1)	18,099	—	18,099	Hong Kong & Shanghai Bank
RUB	110,000	05/14/17	9.290%	3 Month MOSPRIME(2)	(46,354)	—	(46,354)	Credit Suisse First Boston Corp.
RUB	100,000	06/02/19	9.050%	3 Month MOSPRIME(2)	(63,625)	—	(63,625)	Hong Kong & Shanghai Bank
RUB	70,000	04/10/23	7.470%	3 Month MOSPRIME(2)	(209,142)	—	(209,142)	Deutsche Bank AG
SEK	25,000	05/10/16	1.363%	3 Month STIBOR(2)	51,701	—	51,701	Royal Bank of Scotland Group PLC

SEK	3,700	02/27/22	2.520%	3 Month STIBOR(2)	39,057	—	39,057	Citigroup Global Markets
SEK	3,000	01/16/23	2.200%	3 Month STIBOR(2)	20,640	—	20,640	Barclays Capital Group
SGD	1,800	01/08/18	0.935%	6 Month SOR(2)	(15,801)	—	(15,801)	Bank of America
THB	100,000	05/14/16	2.630%	3 Month BIBOR(2)	27,531	—	27,531	Citigroup Global Markets
THB	50,000	12/20/17	3.230%	6 Month BIBOR(2)	33,298	—	33,298	Bank of America
TWD	390,000	09/29/15	1.090%	3 Month Secondary Market CP Bank Rate(1)	(19,460)	—	(19,460)	Bank of America
ZAR	55,000	06/25/18	7.440%	3 Month JIBAR(2)	38,554	—	38,554	Hong Kong & Shanghai Bank
ZAR	17,000	11/15/23	8.085%	3 Month JIBAR(2)	7,515	—	7,515	Credit Suisse First Boston Corp.
ZAR	5,000	09/03/33	8.970%	3 Month JIBAR(2)	21,843	—	21,843	Hong Kong & Shanghai Bank
	9,600	03/08/15	0.383%	3 Month LIBOR(2)	18,576	—	18,576	Deutsche Bank AG
	4,900	01/25/16	0.496%	3 Month LIBOR(1)	(57)	—	(57)	Deutsche Bank AG
	3,100	02/24/17	1.192%	3 Month LIBOR(1)	(29,844)	—	(29,844)	Citigroup Global Markets
	2,100	01/08/18	0.935%	3 Month LIBOR(2)	(30,802)	—	(30,802)	Bank of America
	1,100	08/24/22	1.875%	3 Month LIBOR(2)	(40,498)	—	(40,498)	Hong Kong & Shanghai Bank
	6,900	07/15/24	2.875%	CPI Urban Consumers(2)	(1,151)	—	(1,151)	Deutsche Bank AG
	7,000	07/15/24	2.905%	CPI Urban Consumers(2)	7,787	—	7,787	JPMorgan Chase
	720	02/24/42	2.864%	3 Month LIBOR(2)	(48,158)	—	(48,158)	Citigroup Global Markets

					$2,821,444	$—	$2,821,444

(1)	Fund Pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	Fund pays the floating rate of 3 Month EURIBOR and receives the floating rate of 1 Month EURIBOR.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Forward rate agreements outstanding at July 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
28,000	08/18/14	2.630%	10 Year CMS(2)	$23,647	$—	$23,647	Citigroup Global Markets
28,000	08/18/14	3.210%	CMM 100(1)	(22,604)	—	(22,604)	Citigroup Global Markets

				$1,043	$—	$1,043

(1)	Fund Pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at July 31, 2014:

Notional Amount (000)#	Fund Receives	Notional Amount (000)		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,688	3 Month LIBOR	EUR	1,300	3 month EURIBOR minus 30.50 bps	Barclays Capital Group	12/04/14	$(50,921)	$—	$(50,921)
326	3 Month LIBOR	EUR	250	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	(7,530)	—	(7,530)

	1,333	3 Month LIBOR plus 178 bps	EUR	1,000	7.500%	Citigroup Global Markets	10/14/14	(99,862)	(170,148)	70,286
	1,364	3 Month LIBOR plus 247 bps	EUR	1,000	7.500%	Citigroup Global Markets	10/14/14	(66,275)	(156,521)	90,246
	778	3 Month LIBOR plus 290 bps	EUR	600	7.500%	Citigroup Global Markets	10/14/14	(79,373)	(87,625)	8,252
	1,294	3 Month LIBOR	EUR	1,000	3 Month EURIBOR minus 28.75 bps	Citigroup Global Markets	10/15/14	(44,863)	—	(44,863)
	808	3 Month LIBOR plus 623 bps	JPY	62,000	5.500%	Citigroup Global Markets	12/15/14	198,515	(12)	198,527
	494	3 Month LIBOR plus 390 bps	EUR	400	5.000%	Citigroup Global Markets	03/18/15	(53,605)	(14,732)	(38,873)
	2,105	3 Month LIBOR plus 190 bps	CHF	2,000	2.625%	Citigroup Global Markets	05/12/15	(113,351)	(78,305)	(35,046)
	257	3 Month LIBOR plus 313 bps	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	60,601	(11,240)	71,841
	307	3 Month LIBOR plus 333 bps	JPY	24,000	4.500%	Citigroup Global Markets	06/08/15	72,198	(12,096)	84,294
	1,246	3 Month LIBOR plus 498 bps	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	292,078	62	292,016
	690	3 Month LIBOR plus 197 bps	EUR	500	3.750%	Citigroup Global Markets	10/12/15	(11,884)	(16,600)	4,716
	649	3 Month LIBOR plus 225 bps	EUR	500	3.750%	Citigroup Global Markets	10/12/15	(52,098)	(16,422)	(35,676)
	582	3 Month LIBOR plus 412 bps	EUR	480	4.500%	Citigroup Global Markets	11/30/15	(80,930)	(5,471)	(75,459)
	263	3 Month LIBOR	EUR	200	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	(3,696)	—	(3,696)
	651	3 Month LIBOR plus 310 bps	EUR	500	3.625%	Citigroup Global Markets	02/01/16	(29,177)	42	(29,219)
	303	3 Month LIBOR plus 272 bps	EUR	227	4.500%	Citigroup Global Markets	04/05/16	(13,378)	(15,773)	2,395
	651	3 Month LIBOR plus 273 bps	EUR	500	4.500%	Citigroup Global Markets	04/05/16	(45,589)	(22,722)	(22,867)
	960	3 Month LIBOR plus 218 bps	EUR	700	4.500%	Citigroup Global Markets	04/15/16	(22,190)	—	(22,190)
	1,111	3 Month LIBOR plus 451 bps	JPY	92,000	3.700%	Citigroup Global Markets	11/14/16	242,291	66	242,225
	327	3 Month LIBOR plus 156 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	(18,632)	(22,679)	4,047
	325	3 Month LIBOR plus 158 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	(20,697)	(27,045)	6,348
	1,605	3 Month LIBOR plus 432 bps	JPY	125,000	3.450%	Citigroup Global Markets	03/24/17	452,201	38,560	413,641
	122	3 Month LIBOR plus 208 bps	EUR	100	4.250%	Citigroup Global Markets	07/14/17	(20,277)	(11,428)	(8,849)
	244	3 Month LIBOR plus 220 bps	EUR	200	4.250%	Citigroup Global Markets	07/14/17	(40,419)	(20,832)	(19,587)
	1,111	3 Month LIBOR plus 265 bps	CHF	1,000	2.625%	Credit Suisse First Boston Corp.	05/12/15	11,520	(25,901)	37,421
	567	3 Month LIBOR plus 510 bps	CHF	500	4.000%	Credit Suisse First Boston Corp.	05/20/16	31,118	676	30,442
	12,789	3 Month LIBOR	EUR	9,645	3 Month EURIBOR minus 26.00 bps	Deutsche Bank AG	01/25/15	(113,792)	—	(113,792)
	439	3 Month LIBOR	JPY	44,780	3 Month LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	4,152	—	4,152
JPY	510,300	3 Month LIBOR minus 23.25 bps		5,000	3 Month LIBOR	Goldman Sachs & Co.	06/17/16	(37,175)	—	(37,175)

5,000	3 Month LIBOR	JPY	510,300	3 Month LIBOR minus 53.375 bps	Goldman Sachs & Co.	06/17/24	55,235	—	55,235
293	3 Month LIBOR	EUR	220	3 Month EURIBOR minus 25.75 bps	Hong Kong & Shanghai Bank	01/17/15	(1,052)	—	(1,052)
107	3 Month LIBOR	CHF	100	3 Month CHF LIBOR minus 29.00 bps	Hong Kong & Shanghai Bank	04/24/15	(2,917)	—	(2,917)
461	3 Month LIBOR	EUR	350	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	12/19/15	(6,257)	—	(6,257)
114	3 Month CHF LIBOR minus 13.30 bps	CHF	100	3 Month LIBOR	Hong Kong & Shanghai Bank	03/21/16	4,478	—	4,478
TRY 4,800	7.700%		2,500	3 Month LIBOR	Hong Kong & Shanghai Bank	07/19/18	(304,258)	—	(304,258)
TRY 7,729	8.820%		3,800	3 Month LIBOR	Hong Kong & Shanghai Bank	09/04/18	148,293	—	148,293
635	3 Month LIBOR	EUR	500	3 Month EURIBOR minus 31.25 bps	JPMorgan Chase	11/15/14	(33,478)	—	(33,478)
147	3 Month LIBOR plus 398 bps	EUR	120	4.500%	JPMorgan Chase	11/30/15	(18,821)	(2,177)	(16,644)
AUD 3,240	3 Month BBSW plus 24.25 bps		3,000	3 Month LIBOR	JPMorgan Chase	05/22/19	30,590	—	30,590

							$210,773	$(678,323)	$889,096

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$171,566,113	$5,209,406
Asset-Backed Securities
Collateralized Debt Obligations	—	3,166,902	—
Collateralized Loan Obligations	—	16,744,245	1,961,400
Residential Mortgage-Backed Securities	—	26,045,182	—
Bank Loans	—	2,351,399	675,322
Commercial Mortgage-Backed Securities	—	12,304,954	947,266
Corporate Bonds	—	35,078,415	658,730
Municipal Bonds	—	4,803,433	—
Preferred Stock	108,360	—	—
Affiliated Money Market Mutual Fund	3,140,017	—	—
Options Purchased	12,000	359,959	—
Options Written	(8,500)	(289,297)	—
Other Financial Instruments*
Futures Contracts	166,136	—	—
Forward Foreign Currency Exchange Contracts	—	(852,671)	—
Credit Default Swap Agreements	—	3,317,116	—
Interest Rate Swap Agreements	—	3,171,926	150,166
Forward Rate Agreements	—	—	1,043
Currency Swap Agreements	—	889,096	—

Total	$3,418,013	$278,656,772	$9,603,333

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Bonds	Collateralized Loan Obligations	Bank Loans	Commercial Mortgage-Backed Securities	Corporate Bonds	Interest Rate Swaps Agreements		Forward Rate Agreements
Balance as of 10/31/13	$5,027,381	$—	$636,555	$—	$670,317	$(1,075)		$19,543
Realized gain (loss)	—	—	(13)	—	—	—	**	—	**
Change in unrealized appreciation (depreciation)***	90,674	—	32,936	(42,968)	23,734	151,241		(18,500)
Purchases	—	1,961,400	—	990,234	—	—		—
Sales	—	—	13	—	(35,321)	—		—
Accrued discount/premium	91,351	—	5,831	—	—	—		—
Transfers into Level 3	—	—	—	—	—	—		—
Transfers out of Level 3	—	—	—	—	—	—		—

Balance as of 07/31/14	$5,209,406	$1,961,400	$675,322	$947,266	$658,730	$150,166		$1,043

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $ (74,127).
***	Of which, $256,661 was included in Net Assets relating to securities held at the reporting period end.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies may include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below:

	Fair Value July 31, 2014	Valuation Methodologies	Unobservable Input(s)	Range (Weighted Average)
Foreign Bonds	$5,209,406	Market Approach	Single broker indicative quote	$0.97 - $66.81 ($25.04)
Collateralized Loan Obligations	1,961,400	Market Approach	Single broker indicative quote	$98.07
Bank Loans	675,322	Market Approach	Single broker indicative quote	$168.83
Commercial Mortgage-Backed Securities	947,266	Market Approach	Single broker indicative quote	$1.89
Corporate Bonds	658,730	Market Approach	Single broker indicative quote	$108.13 - $118.06 ($112.41)
Interest Rate Swap Agreements	150,166	Model Pricing	Volatility curves	$0.86
Forward Rate Agreements	1,043	Model Pricing	Volatility curves	$-0.08 - $0.08 ($0.00)

	$9,603,333

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2014 was as follows:

Sovereign Bonds	55.1%
Residential Mortgage-Backed Securities	9.1
Collateralized Loan Obligations	6.5
Banking	4.6
Commercial Mortgage-Backed Securities	4.6
Foreign Agencies	1.7
Municipal Bonds	1.7
Technology	1.4
Electric	1.3
Affiliated Money Market Mutual Fund	1.1
Collateralized Debt Obligations	1.1
Media & Entertainment	1.1
Cable	1.0
Healthcare & Pharmaceutical	0.9
Foods	0.8
Capital Goods	0.6
Metals	0.6
Telecommunications	0.6
Brokerage	0.5
Non-Captive Finance	0.5
Building Materials & Construction	0.4
Chemicals	0.4
Insurance	0.4
Foreign Agency	0.3
Paper	0.3
Pipelines & Other	0.3
Aerospace & Defense	0.2
Airlines	0.2
Consumer	0.2
Energy - Integrated	0.2
Financials	0.2
Foreign Government Obligations	0.2
Gaming	0.2
Retailers	0.2
Energy - Other	0.1
Options Purchased	0.1
Packaging	0.1
Railroads	0.1
Real Estate Investment Trusts	0.1
Tobacco	0.1
Options Written	(0.1)

99.0
Other assets in excess of liabilities	1.0

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of July 31, 2014 categorized by risk exposure:

Derivative Fair Value at 7/31/14
Credit contracts	$3,317,116
Foreign exchange contracts	(896,806)
Interest rate contracts	4,496,664

Total	$6,916,974

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date September 19, 2014

*	Print the name and title of each signing officer under his or her signature.